Long-term debt (Tables)	9 Months Ended
Sep. 30, 2021
Long-term debt
Schedule of long-term debt

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Lampung facility:
Export credit tranche	$68,159	$79,324
FSRU tranche	15,504	18,635
$385 million facility:
Commercial tranche	216,507	230,705
Export credit tranche	39,500	44,500
Revolving credit tranche	63,050	48,300
Outstanding principal	402,720	421,464
Lampung facility unamortized debt issuance cost	(2,154)	(2,999)
$385 million facility unamortized debt issuance costs	(3,185)	(3,876)
Total debt	397,381	414,589
Less: Current portion of long-term debt	(55,987)	(59,119)
Long-term debt	$341,394	$355,470